ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

Note 1—ORGANIZATION AND BASIS OF PRESENTATION

E-Commerce China Dangdang Inc. (the “Company”) is a limited company incorporated on January 7, 2000 and domiciled in the Cayman Islands. The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and affiliated PRC entities (“Affiliated PRC Entities”), entities controlled through contractual arrangements.

The Company is principally engaged in the sales of books, audio-visual products, periodicals, consumer electronics and other general merchandise on the internet. The Company’s principal operations and geographic markets are in the People’s Republic of China (“PRC”).

In September 2011, Dangdang Information established a subsidiary, Dangdang Information Technology (Tianjin) Co., Ltd., in Tianjin, the PRC, to expand the Company’s sales and fulfillment capacities and further develop the Company’s business.

Details of the Company’s subsidiaries and its Affiliated PRC Entities as of December 31, 2011 are as follows:

Company Subsidiaries	Date of Establishment	Place of Establishment	Percentage of Direct Ownership by the Company	Principal Activities
Beijing Dangdang Information Technology Co., Ltd. (“Dangdang Information”)	July 8, 1997	PRC	100%	Sales of books on the internet

Wuxi Dangdang Information Technology Co., Ltd. (“Wuxi Dangdang Information”)	August 11, 2010	PRC	99% (1% owned by Dangdang Kewen)	Sales of books, periodicals, electronic publications, consumer electronics and other general merchandise on the internet

Dangdang Information Technology (Tianjin) Co., Ltd. (“Tianjin Dangdang Information”), a wholly owned subsidiary of Dangdang Information	September 8, 2011	PRC	99% (1% owned by Dangdang Kewen)	Sales of books, periodicals, electronic publications, consumer electronics and other general merchandise on the internet

Beijing Dangdang Kewen E-Commerce Co., Ltd. (“Dangdang Kewen”)	August 24, 2004	PRC	Nil	Sales of audio-visual products, periodicals, consumer electronics and other general merchandise on the internet
Wuxi Dangdang Kewen E-Commerce Co., Ltd. (“Wuxi Dangdang Kewen”), a wholly owned subsidiary of Dangdang Kewen	September 20, 2010	PRC	Nil	Sales of consumer electronics and other general merchandise on the internet

Note: Dynamic Tech Holdings Ltd. and E-publishing Service Company Ltd., which were incorporated in 2011, have been omitted from this list since they are dormant companies and had no significant accounting transactions during the year ended December 31, 2011.

In order to comply with the PRC law and regulations which prohibit foreign control of companies involved in internet content, the Company operates its website and provides online sales in the PRC through Dangdang Kewen. The equity interests of Dangdang Kewen are legally held directly by Ms. Yu Yu and Mr. Guoqing Li, shareholders and directors of the Company. The effective control of Dangdang Kewen is held by Dangdang Information through a series of contractual arrangements (the “Contractual Agreements”). As a result of the Contractual Agreements, Dangdang Information maintains the ability to control Dangdang Kewen, is entitled to substantially all of the economic benefits from Dangdang Kewen and is obligated to absorb all of Dangdang Kewen’s expected losses. Therefore, the Company consolidates Dangdang Kewen in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation .

The following is a summary of the Contractual Agreements:

Loan agreement

The shareholders of Dangdang Kewen, namely Ms. Yu Yu and Mr. Guoqing Li, entered a loan agreement with Dangdang Information in December 2004. Under this loan agreement, Dangdang Information granted an interest-free loan of RMB2.0 million to Ms. Yu Yu and Mr. Guoqing Li, collectively, for their capital contributions to Dangdang Kewen. Dangdang Information will make further loans to Dangdang Kewen to support the continued development of its business operations. The term of the loan is from December 2004 until the date when Dangdang Information requests repayment. Dangdang Information may request repayment of the loan with 30 days’ advance notice. The loan is not repayable at the discretion of the shareholders.

Exclusive call option agreement

The shareholders of Dangdang Kewen entered into an option agreement with Dangdang Information in December 2004, under which the shareholders of Dangdang Kewen jointly and severally granted to Dangdang Information an option to purchase their equity interests in Dangdang Kewen. Under the option agreement, Dangdang Information will make loans to the founders pursuant to the development of the business operations of Dangdang Kewen. The purchase price will be set off against the loan repayment under the loan agreement. Dangdang Information may exercise such option at any time until it has acquired all equity interests of Dangdang Kewen or freely transfer the option to any third party and such third party may assume the rights and obligations of the option agreement.

Exclusive technical support service agreement

Dangdang Information and Dangdang Kewen entered into an exclusive technical support agreement in May 2006, under which Dangdang Kewen engages Dangdang Information as its exclusive provider of technical platform and technical support, maintenance and other services. Dangdang Kewen shall pay to Dangdang Information service fees determined based on the revenues of Dangdang Kewen. Dangdang Information shall exclusively own any intellectual property arising from the performance of this agreement. This agreement has no definite term and can only be terminated mutually by the parties.

During the term of the agreement, Dangdang Kewen may not enter into any agreement with third parties for the provision of identical or similar services without prior consent of Dangdang Information.

Share pledge agreement

The shareholders of Dangdang Kewen entered into a share pledge agreement with Dangdang Information in December 2004 under which the shareholders pledged all of their equity interests in Dangdang Kewen to Dangdang Information as collateral for all of their payments due to Dangdang Information and to secure their obligations under the above agreements. Dangdang Kewen is prohibited from declaring any dividend during the term of the pledge. The shareholders of Dangdang Kewen may not transfer or assign the shares, the rights and obligations in the share pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of Dangdang Information without Dangdang Information’s preapproval. Dangdang Information is entitled to transfer or assign in full or in part the shares pledged. In the event of default, Dangdang Information as the pledgee, will be entitled to request immediate repayment of the loan or to dispose of the pledged equity interests through transfer or assignment.

In July 2010, the Contractual Agreements were supplemented with the following terms:

•

Each shareholder of Dangdang Kewen has executed a power of attorney to appoint Dangdang Information as the irrevocable proxy to act on his or her behalf on all matters pertaining to Dangdang Kewen and to exercise all of his or her rights as a shareholder of Dangdang Kewen, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of his or her equity interests in Dangdang Kewen;

•

With respect to the share pledge agreement, distributions are not permitted, however, to the extent there is a distribution, including but not limited to any loans, the shareholders of Dangdang Kewen have to remit amounts in full to Dangdang Information immediately;

•

With respect to the share pledge agreement, Dangdang Information shall provide the necessary financial support to Dangdang Kewen to fund any losses incurred by Dangdang Kewen during the term of the pledge and not request for repayment if Dangdang Kewen is unable to do so;

•

With respect to the exclusive technical support service agreement, the annual fee can be set and revised annually by Dangdang Information unilaterally with reference to the performance of Dangdang Kewen; and

•	With respect to the option agreement, the purchase price of the equity interests in Dangdang Kewen is equal to the original capital contribution amount.

The aggregate carrying amounts of the total assets and total liabilities of the Affiliated PRC Entities as of December 31, 2011 were RMB580,179 (US$92,181) and RMB618,348 (US$98,246), respectively, including current assets of RMB576,091 (US$91,532), non-current assets of RMB4,088 (US$649), current liabilities of RMB618,348 (US$98,246) and non-current liabilities of nil. There was no pledge or collateralization of the Affiliated PRC Entities’ assets. Creditors of the Affiliated PRC Entities’ have no recourse to the general credit of the Dangdang Information, which is the primary beneficiary of the Affiliated PRC Entities. The Affiliated PRC Entities’ net deficit as of December 31, 2011 were RMB38,169 (US$6,065).